Finance debt - Currency of long-term debt percentage (Details)	Dec. 31, 2024	Dec. 31, 2023
Short term debt | Euro
Borrowings
Borrowings, interest rate (as a percent)	3.00%	3.30%
Short term debt | U.S. dollars
Borrowings
Borrowings, interest rate (as a percent)	4.80%	5.50%
Short term debt | Other Currency [Member]
Borrowings
Borrowings, interest rate (as a percent)	2.20%	2.50%
Long term debt and current portion of long-term debt | Euro
Borrowings
Borrowings, interest rate (as a percent)	2.50%	2.40%
Long term debt and current portion of long-term debt | U.S. dollars
Borrowings
Borrowings, interest rate (as a percent)	5.30%	5.90%
Long term debt and current portion of long-term debt | Other Currency [Member]
Borrowings
Borrowings, interest rate (as a percent)	2.70%	5.90%